6. Senior Debt: Schedule of Senior Debt (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt, Weighted Average Interest Rate	3.42%	3.60%	3.99%
Short-term Debt, Maximum Amount Outstanding During Period	$ 321,246	$ 244,439	$ 208,492
Short-term Debt, Average Outstanding Amount	260,476	228,269	188,794
Debt, Weighted Average Interest Rate during period	3.79%	4.08%	4.27%
Notes Payable to Banks
Debt, Weighted Average Interest Rate	3.75%	3.75%	3.75%
Short-term Debt, Maximum Amount Outstanding During Period	45	2,925	16,912
Short-term Debt, Average Outstanding Amount	1	60	1,472
Debt, Weighted Average Interest Rate during period	3.75%	3.75%	3.75%
Senior Demand Notes
Debt, Weighted Average Interest Rate	1.97%	2.12%	2.11%
Short-term Debt, Maximum Amount Outstanding During Period	50,033	47,607	42,031
Short-term Debt, Average Outstanding Amount	46,261	43,089	41,502
Debt, Weighted Average Interest Rate during period	2.01%	2.10%	2.16%
Commercial Paper
Debt, Weighted Average Interest Rate	3.74%	3.95%	4.45%
Short-term Debt, Maximum Amount Outstanding During Period	225,861	197,194	167,200
Short-term Debt, Average Outstanding Amount	$ 214,214	$ 185,120	$ 145,820
Debt, Weighted Average Interest Rate during period	3.91%	4.25%	4.86%